Note 12 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of supplemental cash flow information [text block]
12.	Supplemental cash flow information

Supplemental information regarding non-cash transactions is as follows:

Investing and financing activities	December 31, 2019	December 31, 2018	December 31, 2017

Exploration and evaluation assets expenditures included in trade and other payables	$166,154	$694,167	$493,943
Right-of-use assets	(394,654)	-	-
Gold in trust	(2,790,858)	-	-
Gold loan payable	2,412,534	-	-
Derivative financial liabilities	378,324	-	-
Lease liabilities	394,654	-	-
Fair value of finders’ warrants	-	36,566	180,691
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants	-	-	12,797
Fair value of cash stock options transferred to share capital on exercise of options	-	6,670	496,859
Fair value of cashless stock options transferred to share capital on exercise of options	-	160,080	387,930

Supplemental information regarding the split between cash and cash equivalents is as follows:

	December 31, 2019	December 31, 2018

Cash	$912,214	$2,580,580
Term Deposits	-	2,500,000
	$912,214	$5,080,580